Acquisitions Divestitures and Exchanges (Tables)	12 Months Ended
Dec. 31, 2011
Business Acquisition Purchase Price Allocation [Abstract]
Acquisitions, Divestitures and Exchanges
		Allocation of Purchase Price
	Purchase price (1)	Goodwill (2)	Licenses	Intangible assets subject to amortization (3)	Net tangible assets (liabilities)
(Dollars in thousands)

2011
U.S. Cellular licenses	$4,406	$—	$4,406	$—	$—
U.S. Cellular business (4)(5)	24,572	—	15,592	2,252	6,728
TDS Telecom ILEC business	95,865	68,107	—	28,300	(542)
Non-Reportable segment business	983	515	15,220	3,194	(17,946)
Total	$125,826	$68,622	$35,218	$33,746	$(11,760)

2010
U.S. Cellular licenses	$17,101	$—	$17,101	$—	$—
TDS Telecom ILEC businesses	65,709	15,156	—	14,832	35,721
Total	$82,810	$15,156	$17,101	$14,832	$35,721

  Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing and amounts of cash payments related to the respective transactions.

  $0.7 million and $9.8 million of the goodwill was amortizable for income tax purposes in 2011 and 2010, respectively.

  The weighted average amortization period for Intangible assets subject to amortization acquired in 2011 was 8 years.

  Includes only the acquired interest and does not include amounts attributable to U.S. Cellular's pre-existing noncontrolling interest described above in this Note 8.

  Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet.